Quarterly Holdings Report
for
Fidelity Advisor® Series Small Cap Fund
August 31, 2022
AXS5-NPRT3-1022
1.967947.108
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Interactive Media & Services - 1.6%
CarGurus, Inc. Class A (a)	30,700	574,090
Cars.com, Inc. (a)	250,800	3,197,700
Ziff Davis, Inc. (a)	39,684	3,066,780
		6,838,570
Media - 1.1%
TechTarget, Inc. (a)	68,600	4,452,140
TOTAL COMMUNICATION SERVICES		11,290,710
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 2.4%
Adient PLC (a)	116,300	3,861,160
Gentherm, Inc. (a)	37,000	2,216,300
Patrick Industries, Inc.	74,581	3,950,556
		10,028,016
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc. (a)	74,800	1,833,348
Churchill Downs, Inc.	20,000	3,941,800
Lindblad Expeditions Holdings (a)	128,000	989,440
		6,764,588
Household Durables - 2.0%
Skyline Champion Corp. (a)	100,591	5,700,492
Tempur Sealy International, Inc.	99,900	2,498,499
		8,198,991
Internet & Direct Marketing Retail - 0.3%
BARK, Inc. (a)(b)	111,800	259,376
Vivid Seats, Inc. Class A	105,298	851,861
		1,111,237
Leisure Products - 0.3%
Clarus Corp. (c)	87,690	1,330,257
Specialty Retail - 3.3%
Academy Sports & Outdoors, Inc.	39,950	1,721,046
Aritzia, Inc. (a)	84,100	2,735,563
Lithia Motors, Inc. Class A (sub. vtg.)	6,000	1,592,640
Murphy U.S.A., Inc.	16,300	4,729,771
Musti Group OYJ	146,179	2,899,857
		13,678,877
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	55,682	4,103,763
TOTAL CONSUMER DISCRETIONARY		45,215,729
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	56,020	4,172,930
Performance Food Group Co. (a)	98,000	4,898,040
		9,070,970
Food Products - 0.8%
Nomad Foods Ltd. (a)	179,500	3,175,355
TOTAL CONSUMER STAPLES		12,246,325
ENERGY - 4.6%
Energy Equipment & Services - 0.5%
TechnipFMC PLC (a)	280,000	2,290,400
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (a)	167,700	6,721,416
Denbury, Inc. (a)	61,600	5,478,088
Enviva, Inc.	39,900	2,773,848
Hess Midstream LP (c)	66,999	1,896,742
		16,870,094
TOTAL ENERGY		19,160,494
FINANCIALS - 15.9%
Banks - 8.3%
ConnectOne Bancorp, Inc.	177,176	4,434,715
First Interstate Bancsystem, Inc.	126,000	5,072,760
Independent Bank Group, Inc.	66,634	4,488,466
Metropolitan Bank Holding Corp. (a)	50,200	3,593,818
PacWest Bancorp	157,300	4,141,709
Pinnacle Financial Partners, Inc.	54,300	4,382,553
ServisFirst Bancshares, Inc.	55,700	4,698,852
Trico Bancshares	77,300	3,647,787
		34,460,660
Capital Markets - 2.4%
LPL Financial	17,500	3,873,275
Morningstar, Inc.	14,464	3,297,647
Patria Investments Ltd.	187,043	2,702,771
		9,873,693
Consumer Finance - 0.5%
PROG Holdings, Inc. (a)	117,908	2,186,014
Insurance - 2.8%
Enstar Group Ltd. (a)	13,441	2,543,709
Old Republic International Corp.	150,800	3,293,472
Primerica, Inc.	29,900	3,789,825
Selective Insurance Group, Inc.	22,427	1,781,152
		11,408,158
Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd.	121,500	4,858,785
Walker & Dunlop, Inc.	27,900	2,802,834
		7,661,619
TOTAL FINANCIALS		65,590,144
HEALTH CARE - 14.6%
Biotechnology - 4.7%
Agios Pharmaceuticals, Inc. (a)	32,100	818,550
Aurinia Pharmaceuticals, Inc. (a)(c)	57,200	420,992
Avid Bioservices, Inc. (a)	110,815	1,908,234
Blueprint Medicines Corp. (a)	22,900	1,676,738
Celldex Therapeutics, Inc. (a)	16,700	507,680
Cerevel Therapeutics Holdings (a)	45,700	1,329,870
Cytokinetics, Inc. (a)	44,700	2,367,312
Erasca, Inc. (a)	105,600	952,512
Exelixis, Inc. (a)	51,900	920,706
Instil Bio, Inc. (a)	89,300	464,360
Janux Therapeutics, Inc. (a)	38,300	414,406
Keros Therapeutics, Inc. (a)	13,800	488,106
Legend Biotech Corp. ADR (a)	17,800	827,522
Mirati Therapeutics, Inc. (a)	6,400	518,592
Prelude Therapeutics, Inc. (a)	59,465	428,148
PTC Therapeutics, Inc. (a)	32,400	1,618,056
Relay Therapeutics, Inc. (a)	35,800	822,326
Tenaya Therapeutics, Inc. (a)	40,200	176,478
TG Therapeutics, Inc. (a)	110,900	790,717
Xenon Pharmaceuticals, Inc. (a)	45,100	1,750,331
Zentalis Pharmaceuticals, Inc. (a)	9,130	244,775
		19,446,411
Health Care Equipment & Supplies - 2.2%
BioLife Solutions, Inc. (a)	63,700	1,503,957
Envista Holdings Corp. (a)	65,700	2,436,813
Heska Corp. (a)	17,668	1,609,025
Meridian Bioscience, Inc. (a)	7,800	254,202
Tandem Diabetes Care, Inc. (a)	35,800	1,637,492
TransMedics Group, Inc. (a)	30,900	1,607,727
		9,049,216
Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc. (a)	67,000	5,489,310
Chemed Corp.	11,000	5,238,090
LHC Group, Inc. (a)	12,224	1,973,809
Option Care Health, Inc. (a)	106,766	3,305,475
Owens & Minor, Inc.	54,400	1,605,344
The Ensign Group, Inc.	51,400	4,384,420
		21,996,448
Life Sciences Tools & Services - 1.8%
Medpace Holdings, Inc. (a)	15,700	2,317,477
Olink Holding AB ADR (a)(c)	71,728	1,085,962
Syneos Health, Inc. (a)	65,500	3,937,205
		7,340,644
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (a)	26,000	1,100,840
Edgewise Therapeutics, Inc. (a)	58,800	592,704
NGM Biopharmaceuticals, Inc. (a)	41,300	582,743
		2,276,287
TOTAL HEALTH CARE		60,109,006
INDUSTRIALS - 18.5%
Aerospace & Defense - 0.6%
V2X, Inc. (a)	67,400	2,336,084
Building Products - 1.8%
CSW Industrials, Inc.	19,685	2,492,121
Masonite International Corp. (a)	62,400	5,105,568
		7,597,689
Commercial Services & Supplies - 0.7%
Tetra Tech, Inc.	22,100	3,001,401
Construction & Engineering - 2.7%
EMCOR Group, Inc.	45,700	5,434,644
NV5 Global, Inc. (a)	39,668	5,583,668
		11,018,312
Electrical Equipment - 2.0%
Array Technologies, Inc. (a)	157,888	3,299,859
Atkore, Inc. (a)	57,900	4,887,339
		8,187,198
Machinery - 2.0%
ITT, Inc.	38,500	2,792,405
Kornit Digital Ltd. (a)	15,600	484,848
Luxfer Holdings PLC sponsored	165,600	2,724,120
Oshkosh Corp.	31,200	2,488,512
		8,489,885
Professional Services - 4.9%
ASGN, Inc. (a)	43,000	4,158,100
Booz Allen Hamilton Holding Corp. Class A	32,900	3,148,530
FTI Consulting, Inc. (a)	15,700	2,521,420
KBR, Inc.	123,600	5,969,880
TriNet Group, Inc. (a)	52,200	4,301,280
		20,099,210
Road & Rail - 0.7%
TFI International, Inc.	30,100	3,003,679
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc. (a)	62,100	3,409,911
Custom Truck One Source, Inc. Class A (a)	209,002	1,375,233
GMS, Inc. (a)	89,100	4,294,620
Rush Enterprises, Inc. Class A	78,632	3,700,422
		12,780,186
TOTAL INDUSTRIALS		76,513,644
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.2%
Extreme Networks, Inc. (a)	348,200	4,989,706
Electronic Equipment & Components - 4.6%
Advanced Energy Industries, Inc.	40,000	3,591,600
Insight Enterprises, Inc. (a)	69,098	6,296,210
Napco Security Technologies, Inc.	152,582	4,525,582
TD SYNNEX Corp.	45,813	4,410,876
		18,824,268
IT Services - 2.7%
Concentrix Corp.	38,513	4,844,165
Endava PLC ADR (a)	29,901	3,020,001
Perficient, Inc. (a)	31,600	2,467,960
Repay Holdings Corp. (a)	94,600	878,834
		11,210,960
Semiconductors & Semiconductor Equipment - 3.1%
AEHR Test Systems (a)(c)	87,500	1,272,250
Ichor Holdings Ltd. (a)	103,600	3,182,592
MACOM Technology Solutions Holdings, Inc. (a)	70,500	3,888,075
SiTime Corp. (a)	13,300	1,415,253
Synaptics, Inc. (a)	27,458	3,174,419
		12,932,589
Software - 2.0%
Five9, Inc. (a)	21,900	2,148,609
Intapp, Inc. (a)	118,000	1,709,820
Rapid7, Inc. (a)	31,000	1,782,500
Tenable Holdings, Inc. (a)	60,800	2,408,288
		8,049,217
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	91,300	2,497,055
TOTAL INFORMATION TECHNOLOGY		58,503,795
MATERIALS - 6.9%
Chemicals - 2.8%
Element Solutions, Inc.	248,500	4,639,495
Tronox Holdings PLC	135,200	1,977,976
Valvoline, Inc.	170,100	4,944,807
		11,562,278
Construction Materials - 1.1%
Eagle Materials, Inc.	38,300	4,581,446
Metals & Mining - 3.0%
Commercial Metals Co.	180,600	7,316,108
Constellium NV (a)	374,600	4,989,672
		12,305,780
TOTAL MATERIALS		28,449,504
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Essential Properties Realty Trust, Inc.	231,792	5,247,771
Lamar Advertising Co. Class A	55,200	5,182,728
Summit Industrial Income REIT	189,800	2,661,983
Urban Edge Properties	187,300	2,946,229
		16,038,711
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	271,633	4,063,630
TOTAL REAL ESTATE		20,102,341
UTILITIES - 1.6%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	77,457	3,686,953
Star Gas Partners LP	47,803	439,310
		4,126,263
Multi-Utilities - 0.6%
Telecom Plus PLC	105,764	2,395,888
TOTAL UTILITIES		6,522,151
TOTAL COMMON STOCKS (Cost $345,344,941)		403,703,843

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	8,293,233	8,294,891
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	3,940,676	3,941,070
TOTAL MONEY MARKET FUNDS (Cost $12,235,961)		12,235,961

Equity Funds - 1.0%
	Shares	Value ($)
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (c) (Cost $3,834,581)	21,900	4,018,650

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $361,415,483)	419,958,454
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(7,372,943)
NET ASSETS - 100.0%	412,585,511

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $259,376 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
BARK, Inc.	12/17/20	1,118,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,448,899	127,597,983	120,751,991	44,863	-	-	8,294,891	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	22,495,735	79,073,751	97,628,416	31,918	-	-	3,941,070	0.0%
Total	23,944,634	206,671,734	218,380,407	76,781	-	-	12,235,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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